INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF INTANGIBLE ASSETS

	Software	HealthTab™	Corozon	Emerald	Total
	$	$	$	$	$
Cost
Balance, December 31, 2023	65,465	1	1	1	65,468
Additions	24,253	-	-	-	24,253
Balance, December 31, 2024	89,718	1	1	1	89,721
Additions	25,865	-	-	-	25,865
Impairment	(70,594)	-	-	-	(70,594)
Assets written off	(44,989)	-	-	-	(44,989)
Balance, December 31, 2025	-	1	1	1	3

Accumulated Amortization
Balance, December 31, 2023	18,819	-	-	-	18,819
Amortization	11,755	-	-	-	11,755
Balance, December 31, 2024	30,574	-	-	-	30,574
Amortization	14,415	-	-	-	14,415
Assets written off	(44,989)	-	-	-	(44,989)
Balance, December 31, 2025	-	-	-	-	-

Carrying value
As at December 31, 2024	59,144	1	1	1	59,147
As at December 31, 2025	-	1	1	1	3